CONCENTRATIONS ( Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [line items]
Revenues from sales of goods	$ 224	$ 284	$ 253
Customer A [Member]
Disclosure of major customers [line items]
Revenues from sales of goods	62	7	25
Customer C [Member]
Disclosure of major customers [line items]
Revenues from sales of goods	$ 90	$ 10	$ 12